Summary of Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Adjustments resulting from foreign currency translations	Amounts charged or credited to the Consolidated Statements of Operations for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 were as follows:

	Year ended December 31,
	2022	2021	2020
	(in thousands)
Amounts (credited)/charged	$(25,997)	$(14,316)	$5,979

Estimated useful lives of assets	Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over the expected useful life, as set forth in the table below:

Estimated Useful Life
Customer relationships	23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Cost	(in thousands)
Customer relationships	$4,076,435	$4,056,642
Order backlog	536,934	528,022
Trade names & brands	204,621	204,685
Patient database	170,238	170,525
Technology assets	120,984	121,507
Total cost	5,109,212	5,081,381

Accumulated amortization	(830,553)	(370,538)
Net book value	$4,278,659	$4,710,843